Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of Plan

NOTE 1. DESCRIPTION OF PLAN

The following description of the River Bank and Trust (the “Company”) 401(k) Employee Stock Ownership Plan (the “Plan”) provides only general information. Participants should refer to the Plan agreement for a more complete description of the Plan’s provisions.

General

The Plan sponsor, River Bank & Trust, a wholly-owned subsidiary of River Financial Corporation, (the Company), established the Plan effective as of June 1, 2006. The Plan is a defined contribution plan generally covering all full-time employees of the Company who are at least 18 years of age and have completed three months of service. The Plan trustees are responsible for oversight of the Plan. The trustees determine the appropriateness of the Plan’s investment offerings and monitors investment performance. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA), as amended. The Plan includes Safe Harbor provisions under section 401(k) of the internal revenue code (IRC).

Contributions

Each year, participants may contribute up to 100% of pretax compensation (up to the Internal Revenue Service (IRS) maximum allowable amount), as defined by the Plan. Participants may also contribute, on an after-tax basis, Roth elective deferrals, subject to certain limitations. Additionally, each participant may elect to defer up to 90% of any cash bonus paid by the Company. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans. Participants direct the investment of their contributions into various investment options offered by the Plan. The Company shall make a matching contribution of 100% of the participants’ elective deferrals that are not in excess of 3% of compensation, as defined by the Plan, plus 50% of the participants’ elective deferrals in excess of 3% of compensation up to a maximum of 5% of compensation. Employer discretionary contributions may be made at the option of the Company's Board of Directors. No discretionary contributions were made during the year. Contributions are subject to certain limitations.

The Company matching contribution and up to 50% of the participant’s contribution, as elected by the participant, may be used to purchase common stock of the Company.

Participant Accounts

Each participant's account is credited with the participant's contributions and allocations of (a) shares of the Company common stock and (b) Plan earnings and charged with an allocation of administrative expenses. Allocations are based on participant deferral contributions, compensation, or account balances, as applicable and pursuant to the terms of the Plan. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account. Total shares of the Company common stock allocated to participant accounts as of December 31, 2025 and 2024 were 217,095 and 182,822, respectively.

Vesting

Participants are 100% vested in their deferral and employer matching contributions plus earnings thereon. Vesting in employer discretionary contributions is based on years of continuous service. A participant is 100% vested after three years of credited service.

NOTE 1. DESCRIPTION OF PLAN (Continued)

Payment of Benefits

Upon termination of service due to death, total or permanent disability, severance from employment, or financial hardship, a participant may elect to receive an amount equal to the vested interest in his or her account either in a lump sum, a direct rollover to an "eligible retirement plan" as defined by the IRC of 1986, as amended, or a combination thereof. The Plan also allows employees to withdraw vested balances starting at age 59 1/2. Distributions are subject to the applicable provisions of the Plan. All distributions are to be made in cash. In order to fund the liquidation of Company stock, a trustee will approve a transaction for the Plan to sell stock to the holding company, and the holding company will retain the shares as treasury stock. The number of shares sold is dependent on how many shares the terminated participant liquidated and is rounded up in the case of fractional shares.

Put Option

Under Federal income tax regulations, the Company stock that is held by the Plan and its participants and is not readily tradeable on an established market or is subject to trading limitations, includes a put option. The put option is the right to demand that the Company buy any shares of its stock distributed to participants for which there is no market. The put price is representative of the fair market value of the stock. The purpose of the put option is to ensure that the participant has the ability to ultimately obtain cash.

Voting Rights

Each participant is entitled to exercise voting rights attributable to the shares in his or her account and is notified by the trustees prior to the time that such rights are to be exercised. The trustees are not permitted to vote any allocated shares for which instructions have not been given by a participant. The trustees are required, however, to vote any unallocated shares on behalf of the collective best interest of Plan participants and beneficiaries.